    As filed with the Securities and Exchange Commission on April 2, 2003



                                                      Registration No. 333-79309
                                                                       811-07798



                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 7                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6                          ( X )



                  NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)


                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                           Mary Marsden-Cochran, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)


                                    Copy to:

        Stephen E. Roth, Esq.                    Sheila K. Davidson, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485.


    60 days after filing pursuant to paragraph (a)(i) of Rule 485.



[ ] on ___________ pursuant to paragraph (a)(i) of 485.


If appropriate, check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This filing is made solely to delay the effective date of Post-Effective Amendment No. 6 to this Registration Statement. Parts A, B and C of that Post-Effective Amendment 6 of this Form N-6 Registration Statement No. 333-79309, filed on January 1, 2003, are incorporated herein by reference.

                                   SIGNATURES

      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 2nd day of April, 2003.

                                            NYLIAC VARIABLE UNIVERSAL LIFE
                                            SEPARATE ACCOUNT - I
                                            (Registrant)


                                            By  /s/ Melvin J. Feinberg
                                               ---------------------------------
                                                  Melvin J. Feinberg
                                                  Senior Vice President

                                            NEW YORK LIFE INSURANCE AND ANNUITY
                                            CORPORATION
                                            (Depositor)


                                            By  /s/ Melvin J. Feinberg
                                               ---------------------------------
                                                  Melvin J. Feinberg
                                                  Senior Vice President


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Frank M. Boccio*                          Director
Carmela Condon*                           Vice President and Controller
                                          (Principal Accounting Officer)
Michael G. Gallo*                         Director
Solomon Goldfinger*                       Director
Phillip J. Hildebrand*                    Director
Theodore A. Mathas*                       Director
Anne F. Pollack*                          Director
Robert D. Rock*                           Director
Frederick J. Sievert*                     Director and President
                                          (Principal Executive Officer)
Michael E. Sproule*                       Director
Seymour Sternberg*                        Director
George J. Trapp*                          Director


*By  /s/ Melvin J. Feinberg
    ----------------------------------------
      Melvin J. Feinberg
      Attorney-in-Fact
      April 2, 2003
*Pursuant to Powers of Attorney previously filed.